ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Refundable payment-current	¥ 41,735,515		¥ 36,977,756
Accrued payroll and social insurance	28,508,469		34,931,618
Warranty-current	24,797,169		29,854,144
Other taxes payable	18,813,540		17,056,573
Construction payable	16,512,545		10,829,465
Sales rebate	13,878,273		36,275,780
Operating lease liabilities-current	7,743,648		7,689,187
Interest payable	280,000		275,178
Others	39,823,784		25,014,857
Accrued expenses and other current liabilities	¥ 192,092,943	$ 27,850,859	¥ 198,904,558